POST-EMPLOYMENT OBLIGATIONS (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022
Forluz [Member]
IfrsStatementLineItems [Line Items]
Deficit rate			50.00%
Deposit	R$ 11
Deficit paid	R$ 252
Periodic payment	158 monthly payments
Interest rate	6.00%
Funded Benefit Plan ('Plan A') [member]
IfrsStatementLineItems [Line Items]
Benefit amount payable	R$ 547	R$ 539
Description of monthly amortizations	The monthly amortizations, calculated by the constant installments system (Price Table), will be paid up to 2031 for the 2015 and 2016 deficits, in the amount of R$364, and up to 2033 for the 2017 deficit, in the amount of R$184.
Remuneratory interest applicable on outstanding balance	6.00%
Forluz Pension Fund [member]
IfrsStatementLineItems [Line Items]
Obligation for past actuarial deficits relating to pension fund	R$ 251	R$ 385
Inflation index rate	6.00%